Derivative Financial Instruments (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	$ 981	$ 149	$ (465)
Net Derivatives Gains (Losses) Recognized for Hedged Items	(1,005)	(160)	470
Ineffectiveness Recognized in Net Derivatives Gains (Losses)	(24)	(11)	5
Interest rate swaps [Member] | Fixed maturity securities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	(25)	(14)	49
Net Derivatives Gains (Losses) Recognized for Hedged Items	22	16	(42)
Ineffectiveness Recognized in Net Derivatives Gains (Losses)	(3)	2	7
Interest rate swaps [Member] | Policyholder account balances [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	1,054	140	(963)
Net Derivatives Gains (Losses) Recognized for Hedged Items	(1,030)	(142)	951
Ineffectiveness Recognized in Net Derivatives Gains (Losses)	24	(2)	(12)
Foreign currency swaps [Member] | Foreign-denominated fixed maturity securities
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	1	14	(13)
Net Derivatives Gains (Losses) Recognized for Hedged Items	3	(14)	10
Ineffectiveness Recognized in Net Derivatives Gains (Losses)	4	0	(3)
Foreign currency swaps [Member] | Foreign-denominated policyholder account balances [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	(24)	9	462
Net Derivatives Gains (Losses) Recognized for Hedged Items	(25)	(20)	(449)
Ineffectiveness Recognized in Net Derivatives Gains (Losses)	(49)	(11)	13
Foreign currency forwards [Member] | Foreign-denominated fixed maturity securities
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	(25)	0	0
Net Derivatives Gains (Losses) Recognized for Hedged Items	25	0	0
Ineffectiveness Recognized in Net Derivatives Gains (Losses)	$ 0	$ 0	$ 0